Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 19,914	Taxes	UNITED STATES	Federal Government [Member]	Oil and Natural Gas [Member]	Well